<PERIOD>                    12/31/2002
<SROS>                      NONE
<DOCUMENT-COUNT>            1

	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, DC  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

1.	Name and address of issuer:
	Johnson Mutual Funds Trust
	3777 West Fork Road
	Cincinnati, Ohio 45247

2.	The name of each series or class of securities for which this Form is filed
 (If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):    X


3.	Investment Company Act File Number: 811-7254
	Securities Act File Number:33-52970

4(a).	Last day of fiscal year for which this Form is filed: December 31, 2002

4(b).	     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c).	     Check box if this is the last time the issuer will be filing this
Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal
	year pursuant to section 24(f):		$60,214,969

(ii)	Aggregate price of securities redeemed or repurchased
	during the fiscal year:		$46,886,157

(iii)	Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the Commission: 		$0

(iv)	Total available redemption credits
	[add Items 5(ii) and 5(iii)]:		-$46,886,157					- $

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]: 		$13,328,812

(vi)	Redemption credits available for use		$0
	in future years - if Item 5(i) is less than
		Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee		x 0.0000809

(viii)	Registration fee due (multiply Item 5(v) by
	Item 5(vii) (enter "0" if no fee is due):		= $1,078.30

6.	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
securities (number of shares or other units) deducted here:     0	.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here:       0	.

7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year:		+ $0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:		 = $1,078.30

9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository: March 26, 2003

		Method of Delivery:		__ X__  Wire Transfer
						______  Mail or other means


	SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


By (Signature and Title): _Marc E. Figgins
				Marc E. Figgins, CFO and Treasurer

Date: March 26, 2003